February 4, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Service

Re:	Pyxis Funds II (“Trust”) (File Nos.033-51308 and 811-07142)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that (i) the Prospectus dated February 1, 2013 for the Pyxis Alpha Trend Strategies Fund, Pyxis Alternative Income Fund, Pyxis Trend Following Fund, Pyxis Core America Equity Fund, Pyxis Dividend Equity Fund, Pyxis Premier Growth Equity Fund, Pyxis Small-Cap Equity Fund, Pyxis Global Select Equity Fund (formerly Pyxis Global Equity Fund), Pyxis International Equity Fund, Pyxis Fixed Income Fund, Pyxis Tax-Exempt Fund and Pyxis Total Return Fund, each a series of the Trust (the “Pyxis Funds”) and (ii) Statement of Additional Information for the Pyxis Funds do not differ from those contained in Post-Effective Amendment No. 107 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on January 31, 2013 (Accession No. 0001193125-13-032689).

If you have any questions, please contact me at (617) 662-3969.

Sincerely,

/s/ Francine S. Hayes
Francine S. Hayes
Vice President and Managing Counsel

cc:	R. Adams
E. Powell
D. Norris